Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities		$ 147.6	$ 137.6
Royalties payable		2.2	3.0
Share-based compensation liability (note 16)		18.3	13.1
Less: Current portion of decommissioning liability 1		8.5	3.3
Current portion of equipment financing obligations		0.4	0.4
Derivative liabilities (note 20)	$ 4.2	0.0
Accounts payable and accrued liabilities		$ 181.2	$ 157.4